INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

 6.    INVENTORIES

	2020	2019
Customer equipment	$71.2	$76.5
Network materials	23.1	22.0
	$94.3	$98.5

Cost of inventories included in purchase of goods and services amounted to $378.5 million in 2020 ($299.3 million in 2019 and $283.7 million in 2018). Write‑downs of inventories totalling $1.7 million were recognized in purchase of goods and services in 2020 ($3.1 million in 2019 and $2.1 million in 2018).